INVESTMENTS IN AFFILIATES (Restated) (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2015 and 2014, we have the following participation in investments that are recorded using the equity method:

	2015	2014
	Restated	Restated
Golar Partners (1)	30.7%	41.4%
The Cool Pool Limited ("Pool Manager")	33%	—%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	100%	60%

(1) As of December 31, 2015, we held a 30.7% (2014: 41.4%) ownership interest in Golar Partners and 100% (2014: 100%) of IDR's.

The carrying amounts of our investments in our equity method investments as at December 31, 2015 and 2014 are as follows:

(in thousands of $)	2015	2014
	Restated	Restated
Golar Partners	536,090	739,744
ECGS	5,475	5,942
Golar Wilhelmsen (1)	—	577
Equity in net assets of affiliates	541,565	746,263

(1) Effective September 4, 2015, we ceased equity accounting for our interests in Golar Wilhelmsen, pursuant to the acquisition of the remaining 40% interest in the entity. Accordingly, as of this date, Golar Wilhelmsen became a wholly-owned subsidiary.

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2015	2014
	Restated	Restated
Cost	635,714	805,595
Dividend	(179,079)	(126,281)
Equity in net earnings of other affiliates	85,122	62,319
Share of other comprehensive (loss) income in affiliate	(192)	4,630
Equity in net assets of affiliates	541,565	746,263

Summarized financial information of affiliated undertakings
Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2015			December 31, 2014
	ECGS	Golar Partners	Pool Manager	Golar Wilhelmsen	ECGS	Golar Partners
Balance Sheet
Current assets	35,042	131,851	4,901	2,096	37,159	141,556
Non-current assets	3,200	2,113,487	—	5	3,224	1,814,646
Current liabilities	27,272	266,012	216	1,044	28,711	277,874
Non-current liabilities	20	1,382,811	—	—	20	1,076,589
Non-controlling interest	—	66,765	—	—	—	67,618

Statement of Operations
Revenue	72,294	434,687	8,356	6,732	78,946	396,026
Net income	730	172,683	—	479	1,508	184,735